Consolidated Statements of Cash Flows	8 Months Ended	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($)
Cash flows used in operating activities
Net loss for the year	$ (2,070,249)	$ (502,779)
Items not affecting cash:
Depreciation	576	980
Foreign exchange loss	10,867	2,904
Unrealized loss on marketable securities	73,891	136,197
Realized gain on marketable securities		(8,075)
Share-based compensation	1,807,450
Total items not affecting cash	(177,465)	(370,773)
Changes in non-cash operating working capital:
Increase in prepaid expenses	(624)	(4,035)
Increase in GST receivable	(3,133)	(8,297)
Increase in accounts payable and accrued liabilities	33,784	39,470
Net cash used in operating activities	(147,438)	(343,635)
Cash flows used in investing activities
Purchase of fixed assets	(3,841)
Payment for marketable securities	(500,000)
Proceeds from sale of marketable securities		48,425
Payments for mineral property activities	(587,596)	(738,916)
Net cash used in investing activities	(1,091,437)	(690,491)
Cash flows from financing activities
Gross proceeds	3,660,671
Net cash generated by financing activities	3,660,671
Decrease in cash and cash equivalents for the year	2,421,796	(1,034,126)
Cash and cash equivalents, beginning of year		2,421,796
Cash and cash equivalents, end of year	2,421,796	1,387,670
Non-cash investing and financing activities:
Common shares issued for exploration and evaluation assets	13,587	$ 15,000
Share-based compensation capitalized to exploration and evaluation assets	$ 293,100